RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Due from related parties		$ 3,022	$ 11
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1]	33	11
Henan Non-ferrous [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[2]	$ 2,989

[1]	According to a services and administrative costs reallocation agreement between the Company and NUAG, the Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG. During the year ended March 31, 2019, the Company recovered $225 (year ended March 31, 2018 - $433) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	During the year ended March 31, 2019, Henan Found lent Henan Non-ferrous a loan of $2,989 (RMB20.0 million). The loan has a term of six months and bears an interest rate of 4.35% per annum.